Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Allowance For Mortgage Loans Receivable
	2015	2014
Balance at beginning of year	$1,177,231	$949,693
Provision for losses on mortgage loans receivable	188,634	227,538
Charge-offs	(161,032)	—
Balance at end of year	$1,204,833	$1,177,231